Summary of Financial Information for Discontinued Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Discontinued Operations and Disposal Groups [Abstract]
Net sales			$ 53,236
Loss before income tax	$ (634)	$ (630)	(20,029)
Income tax expenses			(143)
Loss from discontinued operations, net of income tax	(634)	(630)	$ (20,172)
Prepaid expenses and other receivables	74	106
Total assets	74	106
Accrued expenses and other payables	121	160
Total liabilities	121	160
Net liabilities of discontinued operations	$ (47)	$ (54)